Label	Element	Value
Invesco BulletShares 2030 Municipal Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 18, 2023 TO THE PROSPECTUSES
DATED DECEMBER 16, 2022 OF:
Invesco BulletShares 2030 Corporate Bond ETF (BSCU)
Invesco BulletShares 2028 High Yield Corporate Bond ETF (BSJS)
Invesco BulletShares 2030 Municipal Bond ETF (BSMU)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to a Fund being “non-diversified” are hereby deleted in their entirety.

Risk/Return [Heading]	rr_RiskReturnHeading	Invesco BulletShares 2030 Municipal Bond ETF